HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2020
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Disclosure of assets and liabilities classified as held for sale
The following is a summary of the assets and liabilities that were classified as held for sale as of December 31, 2020 and December 31, 2019:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Investment properties	$481	$160
Equity accounted investments	102	223
Accounts receivables and other assets	5	4
Assets held for sale	588	387
Debt obligations	380	138
Accounts payable and other liabilities	16	2
Liabilities associated with assets held for sale	$396	$140

Disclosure of reconciliation of changes in assets held for sale
The following table presents the change to the components of the assets held for sale from the beginning of the year:

(US$ Millions)	Dec. 31, 2020	Dec. 31, 2019
Balance, beginning of year	$387	$1,004
Reclassification to/(from) assets held for sale, net	2,381	3,387
Disposals	(2,222)	(4,038)
Fair value adjustments	9	14
Foreign currency translation	20	(5)
Other	13	25
Assets held for sale	$588	$387